Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 6,202,722	$ 6,202,722
IPNM HB Solution Mine
Total	2,913,991	2,913,991
IPNM East Mine
Total	2,922,995	2,922,995
IPNM West Mine
Total	111,687	111,687
Wendover Mine
Total	$ 254,049	$ 254,049